PREPAID LAND LEASES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Prepaid Land and Leases [Line Items]
Amortization of Deferred Leasing Fees	$ 197	$ 245	$ 158
Prepaid Land Leases Total	$ 5,112	$ 6,517